Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Disciplined Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class A
Trading Symbol	RDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs
for
the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 56	1.05% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 320,461,204
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%

Columbia Disciplined Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class C
Trading Symbol	RDLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 96	1.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.80%	[1]
Net Assets	$ 320,461,204
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's port folio co
mposition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%

Columbia Disciplined Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional Class
Trading Symbol	CLQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 43	0.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 320,461,204
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%

Columbia Disciplined Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also reque st m ore information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 39	0.73% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 320,461,204
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%

[1]	Annualized